Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2010
Condensed Consolidating Financial Information [Abstract]
Condensed Consolidating Financial Information for Subsidiary Guarantors and Nonguarantors [Text Block]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION

In contemplation of the registration of our 9.125% Senior Notes due 2018 under the Securities Act of 1933, separate condensed consolidating financial information for our subsidiary guarantors and non-guarantors of this debt is presented below. The nonguarantors primarily represent special purpose entities, tax holding companies, our less significant operating subsidiaries and our less than wholly-owned subsidiaries.

The tables below present the condensed consolidating balance sheets as of December 31, 2010 and 2009 and the condensed consolidated statements of operations and cash flows for each of the three years in the period ended December 31, 2010.

Condensed Consolidating Balance Sheets

	December 31, 2010
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries (100% Owned)	Non-Guarantor Subsidiaries (Not 100% Owned)	Eliminations	Consolidated
			(In thousands)
Assets
Cash and cash equivalents	$11,231	$88,282	$3,679	$42,431	$—	$145,623
Other current assets	10,395	61,829	15,246	46,546	—	134,016
Property and equipment, net	111,921	1,939,834	77,949	1,253,667	—	3,383,371
Assets held for development	—	923,038	—	196,365	—	1,119,403
Investments in subsidiaries	3,373,486	424,707	—	5,185	(3,798,193)	5,185
Intercompany receivable	50,824	—	69,931		(120,755)	—
Other assets, net	73,420	46,886	2,979	89,836	(64,720)	148,401
Intangible assets, net	—	460,714	—	79,000	—	539,714
Goodwill, net	—	212,794	782	—	—	213,576
Total assets	$3,631,277	$4,158,084	$170,566	$1,713,030	$(3,983,668)	$5,689,289

Liabilities and Stockholders' Equity
Current maturities of long-term and non-recourse debt	$25,000	$690	$—	$243,059		$268,749
Other current liabilities	39,663	175,870	17,462	109,161	—	342,156
Intercompany payable	—	472,795	246,144		(718,939)	—
Long-term debt, net of current maturities	2,346,623	11,072	—	835,370	—	3,193,065
Other long-term liabilities	30,786	399,148	1,538	59,104	—	490,576
						—
Preferred stock	—	—	—	—	—	—
Common stock	862	30,298	32	—	(30,330)	862
Additional paid-in capital	635,028	2,320,477	41,724	421,472	(2,783,673)	635,028
Retained earnings	560,909	747,734	(136,334)	44,864	(656,264)	560,909
Accumulated other comprehensive loss, net	(7,594)	—	—	—	—	(7,594)
Total Boyd Gaming Corporation stockholders' equity	1,189,205	3,098,509	(94,578)	466,336	(3,470,267)	1,189,205
Noncontrolling interest	—	—	—	—	205,538	205,538
Total stockholders' equity (deficit)	1,189,205	3,098,509	(94,578)	466,336	(3,264,729)	1,394,743
Total liabilities and stockholders' equity	$3,631,277	$4,158,084	$170,566	$1,713,030	$(3,983,668)	$5,689,289

	December 31, 2009
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
		(In thousands)
Assets
Cash and cash equivalents	$363	$88,071	$4,768	$—	$93,202
Other current assets	54,055	27,942	17,538	—	99,535
Property and equipment, net	117,478	2,035,615	80,470	—	2,233,563
Assets held for development	—	925,614	—	—	925,614
Investments in subsidiaries	3,532,799	411,430	16,901	(3,566,910)	394,220
Intercompany receivable	131,887	1,998,080	—	(2,129,967)	—
Other assets, net	24,562	10,725	3,202	—	38,489
Intangible assets, net	—	461,758	—	—	461,758
Goodwill, net	—	212,794	782	—	213,576
Total assets	$3,861,144	$6,172,029	$123,661	$(5,696,877)	$4,459,957

Liabilities and Stockholders' Equity
Current maturities of long-term debt	$—	$652	$—		$652
Other current liabilities	86,118	195,678	12,911	—	294,707
Intercompany payable	—	4,881,130	150,082	(5,031,212)	—
Long-term debt, net of current maturities	2,565,150	11,761	—	—	2,576,911
Other long-term liabilities	53,507	375,274	2,537	—	431,318
					—
Preferred stock	—	—	—	—	—
Common stock	861	—	35	(35)	861
Additional paid-in capital	623,035	265,947	79,676	(345,623)	623,035
Retained earnings (deficit)	550,599	441,587	(121,580)	(320,007)	550,599
Accumulated other comprehensive loss, net	(18,126)	—	—	—	(18,126)
Total stockholders' equity (deficit)	1,156,369	707,534	(41,869)	(665,665)	1,156,369
Total liabilities and stockholders' equity	$3,861,144	$6,172,029	$123,661	$(5,696,877)	$4,459,957

Condensed Consolidating Statements of Operations

	Year Ended December 31, 2010
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries (100% Owned)	Non-Guarantor Subsidiaries (Not 100% Owned)	Eliminations	Consolidated
			(In thousands)
Net revenues	$134,190	$1,501,899	$58,860	$580,140	$(134,190)	$2,140,899

Costs and expenses
Operating	—	835,489	54,984	298,966	—	1,189,439
Selling, general and administrative	—	265,376	8,858	94,983	—	369,217
Maintenance and utilities	—	87,499	4,256	54,388	—	146,143
Depreciation and amortization	11,955	129,693	4,741	52,886	—	199,275
Corporate expense	83,437	59,710	9,295	—	(103,581)	48,861
Preopening expenses	1,580	—	7,523	—	(1,644)	7,459
Write-downs and other items, net	4,456	68	197	(8)	—	4,713
Total costs and expenses	101,428	1,377,835	89,854	501,215	(105,225)	1,965,107

Equity in earnings of subsidiaries	65,159	47,393	—	—	(104,406)	8,146
Operating income (loss)	97,921	171,457	(30,994)	78,925	(133,371)	183,938

Other expense (income)
Interest expense, net	118,585	731	(6)	49,384	—	168,694
Fair value adjustment of derivative instruments	480	—	—	—	—	480
Gain on early retirements of debt	(2,758)		—	—	—	(2,758)
Other income	—	(12,535)				(12,535)
Other non-operating expenses, net	—	3,133	—	—	—	3,133
Total other expense, net	116,307	(8,671)	(6)	49,384	—	157,014

Income (loss) before income taxes	(18,386)	180,128	(30,988)	29,541	(133,371)	26,924
Income taxes	28,696	(32,838)	(27)	(4,067)		(8,236)
Net income (loss)	10,310	147,290	(31,015)	25,474	(133,371)	18,688
Noncontrolling interest	—	—	—	—	(8,378)	(8,378)
Net income (loss) attributable to Boyd Gaming Corporation	$10,310	$147,290	$(31,015)	$25,474	$(141,749)	$10,310
Condensed Consolidating Statements of Operations, continued

	Year Ended December 31, 2009
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
		(In thousands)
Net revenues	$69,774	$1,630,321	$10,665	$(69,774)	$1,640,986

Costs and expenses
Operating	—	850,595	57,469	—	908,064
Selling, general and administrative	—	272,945	11,992	—	284,937
Maintenance and utilities	—	88,226	4,070	—	92,296
Depreciation and amortization	13,415	147,436	3,576	—	164,427
Corporate expense	93,096	52,545	17,229	(115,253)	47,617
Preopening expenses	260	17,538	—	—	17,798
Write-downs and other items, net	981	12,444	28,355	—	41,780
Total costs and expenses	107,752	1,441,729	122,691	(115,253)	1,556,919

Equity in earnings of subsidiaries	126,176	71,617	—	(125,667)	72,126
Operating income (loss)	88,198	260,209	(112,026)	(80,188)	156,193

Other expense (income)
Interest expense, net	147,556	(732)	—	—	146,824
Gain on early retirements of debt	(15,284)	—	—	—	(15,284)
Other non-operating expenses, net	33	19,303	—	—	19,336
Total other expense, net	132,305	18,571	—	—	150,876

Income (loss) before income taxes	(44,107)	241,638	(112,026)	(80,188)	5,317
Income taxes	48,348	(55,065)	5,641	—	(1,076)
Net income (loss)	$4,241	$186,573	$(106,385)	$(80,188)	$4,241
Condensed Consolidating Statements of Operations, continued

	Year Ended December 31, 2008
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
		(In thousands)
Net revenues	$115,920	$1,776,724	$4,243	$(115,920)	$1,780,967

Costs and expenses
Operating	—	900,170	67,842	—	968,012
Selling, general and administrative	—	286,542	13,120	—	299,662
Maintenance and utilities	—	92,918	3,045	—	95,963
Depreciation and amortization	12,678	151,191	5,128	—	168,997
Corporate expense	99,161	30,963	19,064	(96,856)	52,332
Preopening expenses	2,082	16,652	1,531	—	20,265
Write-downs and other items, net	14,619	278,830	92,072	—	385,521
Total costs and expenses	128,540	1,757,266	201,802	(96,856)	1,990,752

Equity in earnings of subsidiaries	(201,747)	55,840	—	202,263	56,356
Operating income (loss)	(214,367)	75,298	(197,559)	183,199	(153,429)

Other expense (income)
Interest expense, net	113,479	(4,403)	—	—	109,076
Fair value adjustment of derivative instruments	(425)	—	—	—	(425)
Gain on early retirements of debt	(28,553)	—	—	—	(28,553)
Other non-operating expenses, net	—	16,009	—	—	16,009
Total other expense, net	84,501	11,606	—	—	96,107

Income (loss) before income taxes	(298,868)	63,692	(197,559)	183,199	(249,536)
Income taxes	75,863	(59,705)	10,373		26,531
Net income (loss)	$(223,005)	$3,987	$(187,186)	$183,199	$(223,005)

Condensed Consolidating Statements of Cash Flows

	Year Ended December 31, 2010
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries (100% Owned)	Non-Guarantor Subsidiaries (Not 100% Owned)	Eliminations	Consolidated
			(In thousands)
Cash flows from operating activities
Net cash from operating activities	$226,650	$78,597	$970	$107,058	$(128,205)	$285,070

Cash flows from investing activities
Capital expenditures	(6,463)	(56,884)	(2,059)	(22,071)	—	(87,477)
Net cash effect upon change in controlling interest of Borgata	—	26,025	—	26,025	(26,025)	26,025
Other investing activities	69	—	—	(2,358)	—	(2,289)
Net cash from investing activities	(6,394)	(30,859)	(2,059)	1,596	(26,025)	(63,741)

Cash flows from financing activities
Borrowings under bank credit facility	758,774	—	—	533,673	—	1,292,447
Payments under bank credit facility	(1,250,674)	—	—	(1,105,062)	—	(2,355,736)
Debt financing cost, net	(30,617)	—	—	(7,255)	—	(37,872)
Proceeds from issuance of debt	500,000	—	—	791,267	—	1,291,267
Payments on long-term debt	(187,041)	(47,527)	—	(1,194)	—	(235,762)
Other financing activities	170	—	—	(277,652)	154,230	(123,252)
Net cash from financing activities	(209,388)	(47,527)	—	(66,223)	154,230	(168,908)

Net change in cash and cash equivalents	10,868	211	(1,089)	42,431	—	52,421
Cash and cash equivalents, beginning of period	363	88,071	4,768	—	—	93,202
Cash and cash equivalents, end of period	$11,231	$88,282	$3,679	$42,431	$—	$145,623
Condensed Consolidating Statements of Cash Flows

	Year Ended December 31, 2009
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
		(In thousands)
Cash flows from operating activities
Net cash from operating activities	$65,751	$173,249	$2,963	$—	$241,963

Cash flows from investing activities
Capital expenditures	(5,706)	(151,378)	(473)	—	(157,557)
Other investing activities	2,356	(9,927)	—	—	(7,571)
Net cash from investing activities	(3,350)	(161,305)	(473)	—	(165,128)

Cash flows from financing activities
Payments of long-term debt	(88,866)	(19,366)	—	—	(108,232)
Borrowings under bank credit facility	656,440	—	—	—	656,440
Payments under bank credit facility	(620,655)	—	—	—	(620,655)
Other financing activities	(9,338)	—	—	—	(9,338)
Net cash from financing activities	(62,419)	(19,366)	—	—	(81,785)

Net change in cash and cash equivalents	(18)	(7,422)	2,490	—	(4,950)
Cash and cash equivalents, beginning of period	381	95,493	2,278	—	98,152
Cash and cash equivalents, end of period	$363	$88,071	$4,768	$—	$93,202

	Year Ended December 31, 2008
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
		(In thousands)
Cash flows from operating activities
Net cash from operating activities	$(373,383)	$595,505	$(1,631)	$—	$220,491

Cash flows from investing activities
Capital expenditures	(7,442)	(659,436)	(522)	—	(667,400)
Other investing activities	(5,876)	—	—	—	(5,876)
Net cash from investing activities	(13,318)	(659,436)	(522)	—	(673,276)

Cash flows from financing activities
Payments of long-term debt	(115,868)	(629)	—	—	(116,497)
Borrowings under bank credit facility	1,394,935	—	—	—	1,394,935
Payments under bank credit facility	(866,720)	—	—	—	(866,720)
Dividends paid on common stock	(26,330)	—	—	—	(26,330)
Other financing activities	(152)	—	—	—	(152)
Net cash from financing activities	385,865	(629)	—	—	385,236

Net change in cash and cash equivalents	(836)	(64,560)	(2,153)	—	(67,549)
Cash and cash equivalents, beginning of period	1,217	160,053	4,431	—	165,701
Cash and cash equivalents, end of period	$381	$95,493	$2,278	$—	$98,152